United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-10575

                 Alliance California Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
CLOSED END
--------------------------------------------------------------------------------

Alliance
California
Municipal Income Fund


Semi-Annual Report
April 30, 2003


[GRAPHIC OMITTED]


[LOGO] AllianceBernstein (SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------


AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

June 9, 2003

Semi-Annual Report

This report provides management's discussion of fund performance for Alliance California Municipal Income Fund's (the "Fund") semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies

The Fund is a closed-end management investment company designed for investors who seek high current income exempt from regular federal income tax and California income tax. The Fund normally invests at least 75% of its assets in investment grade municipal securities.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Lehman Brothers Municipal Bond Index, for the six- and 12-month periods ended April 30, 2003. For comparison, returns for the Lipper California Municipal Debt Funds Average are also included.

INVESTMENT RESULTS*

Periods Ended April 30, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
Alliance California
Municipal Income
Fund (NAV)                      2.52%              9.97%
------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                      3.59%              8.49%
------------------------------------------------------------
Lipper California Municipal
Debt Funds Average              4.28%             10.29%
------------------------------------------------------------


* The Fund's investment results are for the periods shown and are based on the Fund's net asset value (NAV) as of April 30, 2003. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. The Lipper California Municipal Debt Funds Average is comprised of leveraged closed-end funds with generally similar investment objectives to Alliance California Municipal Income Fund, although some may have different investment policies. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance California Municipal Income Fund.

Investment Results

For the past six months ended April 30, 2003, the municipal bond market posted positive returns. While the Fund generated a positive return as well, the Fund underperformed both its benchmark, the Lehman Brothers Municipal Bond Index, and the Lipper California Municipal Debt Funds Average. The Fund's underperformance is largely attributable to the sharp decline in value of a hospital bond position in the Fund's portfolio. This price decline coincided with a credit rating downgrade. We continue to hold the position and are monitoring the underlying credit closely.


-------------------------------------------------------------------------------
ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND o 1

Over the past 12 months, municipal bond yields declined substantially. This resulted in strong positive price performance for the municipal bond market. For the 12 months, the Fund outperformed the Lehman Brothers Municipal Bond Index. The Fund's stronger performance may be attributed its overall higher average credit quality which was further enhanced by its leverage. The Fund slightly underperformed versus the Lipper California Municipal Debt Funds Average. The Fund's performance benefited from its relatively high average credit quality, AA, but was hurt somewhat by the downgrade of the bond position mentioned above.

Market Review and Investment Strategy

The pace of municipal issuance continues to be quite strong. Year-to-date issuance has totaled $145.6 billion--an increase of almost 14% from the same period in 2002. This high level of issuance has impaired municipal price performance relative to the taxable bond market. State and local governments are currently mired in their worst financial crises in decades. Policy makers are debating how much to cut expenses and raise taxes to close their projected budget shortfalls. The Center on Budget and Policy Priorities estimates that states' collective projected budget deficits could reach $85 billion in fiscal year 2004. Two states, California and Oregon, were recently downgraded by Moody's Investors Service, and 16 more continue to have "negative" outlooks, meaning they are at risk for being downgraded, as well. The Fund has minimal general obligation exposure and, therefore, has generally been sheltered from the recent credit spread widening affecting these bonds.

Investment activity over the past six months focused on improving the credit quality of the Fund. The Fund's exposure to the health care and tobacco settlement sectors was reduced over the period and replaced by higher credit quality bonds. No modifications were made to the Fund's leverage structure during the period. Currently, one series is in extended rate mode expiring in August, 2003. The other three series continue to reset on a weekly basis.


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2 o ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                          Standard   Principal
                                          & Poor's      Amount
                                           Ratings        (000)          Value
-------------------------------------------------------------------------------

MUNICIPAL BONDS-162.2%
Long-Term Municipal Bonds-162.2%
Arizona-2.7%
Arizona Hlth Fac Auth
   (Phoenix Childrens Hosp) Ser 02A
   6.00%, 2/15/32(a)                            A3     $ 5,000   $   3,383,100
                                                                 -------------
California-149.0%
Assoc Bay Area Gov MFHR
   (Bijou Woods Apts) FNMA
   Ser 01A AMT
   5.30%, 12/01/31(a)                          Aaa       2,735       2,786,281
Bellflower Redev Agy MFHR
   (Bellflower Terrace) FNMA
   Ser 02A AMT
   5.50%, 6/01/35                              AAA       3,000       3,139,230
Beverly Hills CA Cmnty Fac
   (Business Triangle) AMBAC
   5.00%, 9/01/28                              AAA       2,500       2,585,450
California Cnty Tobacco Sec Agy
   Fresno Cnty Ser 02
   6.125%, 6/01/38                              A-       2,000       1,619,680
California Comm Fac Dist
   (YMCA Metro LA Proj) AMBAC
   Ser 01
   5.25%, 2/01/32                              AAA       6,295       6,638,141
California Ed Facs Auth Rev
   (Univ of The Pacific) Ser 02
   5.375%, 11/01/32(a)                          A2       4,035       4,180,946
California GO
   5.25%, 2/01/30                                A       5,000       5,062,500
   5.25%, 4/01/30                                A      10,000      10,127,200
California GO
   Veterans Housing FSA Ser 01
   5.60%, 12/01/32                             AAA       1,205       1,235,438
California GO
   Veterans Housing MBIA
   Ser 01BZ AMT
   5.375%, 12/01/24                            AAA       4,000       4,051,120
California Hlth Fac
   (Sutter Health) Ser 00A
   6.25%, 8/15/35                               A+       5,000       5,430,950
California St Dept of Wtr Res
   Ser 02A
   5.375%, 5/01/22                            BBB+       4,000       4,155,040



-------------------------------------------------------------------------------
ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND o 3

                                          Standard   Principal
                                          & Poor's      Amount
                                           Ratings        (000)          Value
-------------------------------------------------------------------------------

California Statewide Ed Fac
   (Bentley School) Ser 01
   6.75%, 7/01/32                               NR     $ 8,500    $  8,737,915
California Statewide Hosp Rev
   (Kaiser Permanente) Ser 02
   5.50%, 11/01/32                               A       4,000       4,065,000
Chula Vista PCR
   (San Diego Gas & Elec)
   Ser 92A AMT
   6.40%, 12/01/27                             AA-       5,000       5,105,150
Cucamonga Sch Dist COP
   Ser 02
   5.125%, 6/01/23                              A-         820         829,299
Golden St
   Tobacco Securitization Bonds
   Ser 03A-1
   6.75%, 6/01/39                               A-       2,700       2,388,501
Los Angeles Cnty Metro Tran Auth
   Sales Tax Rev FGIC Ser 00A
   5.25%, 7/01/30                              AAA       4,700       4,925,036
Los Angeles Dept of Wtr & Pwr
   Elec Rev FGIC Ser 01A
   5.125%, 7/01/41                             AAA      10,000      10,318,700
Los Angeles Spec Tax
   (Grand Central Square) AMBAC
   Ser 02 AMT
   5.375%, 12/01/26                            AAA       6,635       6,645,749
Los Angeles Uni Sch Dist
   General Obligation MBIA Ser 02E
   5.125%, 1/01/27                             AAA      10,000      10,448,900
Murrieta Valley Uni Sch Dist CFD
   (Rancho Mira Mosa)
   2000-2 Ser 02
   6.30%, 9/01/24                               NR       1,625       1,661,823
   6.375%, 9/01/32                              NR       4,505       4,611,768
Murrieta Valley Uni Sch Dist CFD
   #99-1 Ser 02 ETM
   6.375%, 9/01/32                              NR       1,000       1,023,700
Murrieta Valley Uni Sch Dist CFD
   #99-1 Ser 02A
   6.375%, 9/01/32                              NR       1,500       1,535,550
Napa MFHR
   (Vintage at Napa Apts) FNMA
   Ser 01A AMT
   5.20%, 6/15/34(a)                           Aaa       4,500       4,691,790
Orange Cnty Toll Rd Rev
   (San Joaquin Hills Transp) MBIA
   Ser 97
   5.25%, 1/15/30                              AAA       5,000       5,239,900



-------------------------------------------------------------------------------
4 o ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND

                                          Standard   Principal
                                          & Poor's      Amount
                                           Ratings        (000)          Value
-------------------------------------------------------------------------------

Palo Alto Assess Dist
   (University Ave Area Off Street
   Parking) Ser 02A
   5.875%, 9/02/30                             BBB     $ 8,985    $  9,172,337
Port of Oakland
   FGIC Series 02L AMT
   5.375%, 11/01/27                            AAA       5,000       5,248,150
Rancho Santa Fe CFD #1
   (Santa Fe Vly) Ser 00
   6.70%, 9/01/30                               NR       4,700       4,830,519
Salinas Valley Sld Waste Auth Rev
   (Transfer Station) AMBAC
   Ser 02 AMT
   5.25%, 8/01/31                              AAA       3,930       4,045,621
San Diego Cnty Wtr Auth
   MBIA Cert Part Ser 02A
   5.00%, 5/01/32                              AAA       2,000       2,063,480
San Diego Water Rev
   MBIA Ser 02
   5.00%, 8/01/32                              AAA       2,800       2,883,328
San Francisco City & Cnty Int'l Arpt
   FSA Ser 98-15A AMT
   5.00%, 5/01/28                              AAA       5,000       5,047,550
San Francisco City & Cnty Int'l Arpt
   MBIA Ser 02-28A AMT
   5.125%, 5/01/32                             AAA       2,500       2,549,600
San Francisco City & Cnty Lease Rev
   (San Bruno Jail #3) AMBAC Ser 00
   5.25%, 10/01/33                             AAA       5,000       5,233,750
Sequoia Uni Sch Dist GO
   FSA Ser 02
   5.125%, 7/01/31(a)                          Aaa       3,270       3,421,368
Southern California/San Diego
   Tobacco Settlement Bonds
   Ser 02A
   5.625%, 6/01/43                              A-       5,000       3,717,500
Stanislaus Cnty
   Tobacco Settlement Bonds
   Ser 02A
   5.875%, 6/01/43(a)                           A+       2,500       1,936,000
Temecula Redev Agy Special Tax
   MBIA Ser 02
   5.25%, 8/01/36                              AAA       6,270       6,557,354
Yorba Linda Rec Rev
   (Black Gold Golf Course Proj Rev)
   Ser 00
   7.50%, 10/01/30                              NR       4,500       4,866,570
                                                                 -------------
                                                                   184,813,884
                                                                 -------------


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ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND o 5

                                          Standard   Principal
                                          & Poor's      Amount
                                           Ratings        (000)          Value
-------------------------------------------------------------------------------

Puerto Rico-10.5%
Puerto Rico Elec Pwr Auth Rev
   Elec Util XLCA Ser 02-2
   5.25%, 7/01/31                              AAA     $ 6,000   $   6,308,220
Puerto Rico Hwy & Trans Auth
   Trans Rev Ser 02D
   5.375%, 7/01/36                               A       6,450       6,678,201
                                                                 -------------
                                                                    12,986,421
                                                                 -------------
Total Investments-162.2%
   (cost $197,065,573)                                             201,183,405
Other assets less liabilities-3.1%                                   3,871,658
Preferred Stock, at redemption value-(65.3%)                       (81,000,000)
                                                                 -------------
Net Assets Applicable to Common
   Shareholders-100%(b)                                          $ 124,055,063
                                                                 =============


(a)   Moody's or Fitch Rating.

(b) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax- (subject to)

CFD - Community Facilities District

COP - Certificate of Participation

ETM - Escrow to Maturity

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GO - General Obligation

MBIA - Municipal Bond Investors Assurance

MFHR - Multi-Family Housing Revenue

NR - Rating Not applied for

PCR - Pollution Control Revenue

XLCA - XL Capital Assurance

See notes to financial statements.


-------------------------------------------------------------------------------
6 o ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value (cost $197,065,573)          $ 201,183,405
Cash                                                                 1,231,167
Interest receivable                                                  3,375,267
Receivable due from Adviser                                             95,108
Prepaid expenses                                                        27,285
                                                                 -------------
Total assets                                                       205,912,232
                                                                 -------------
Liabilities
Dividends payable--common shares                                       647,458
Advisory fee payable                                                    58,759
Dividends payable--preferred shares                                     57,897
Accrued expenses and other liabilities                                  93,055
                                                                 -------------
Total liabilities                                                      857,169
                                                                 -------------
Preferred Stock, at redemption value
   $.001 par value per share; 3,240 shares Auction
   Preferred Stock authorized, issued and outstanding
   at $25,000 per share liquidation preference                      81,000,000
                                                                 -------------
Net Assets Applicable to Common Shareholders                     $ 124,055,063
                                                                 =============
Composition of Net Assets Applicable to
Common Shareholders
Common stock, $.001 par value per share;
   1,999,996,760 shares authorized, 8,519,002 shares
   issued and outstanding                                               $8,519
Additional paid-in capital                                         120,761,169
Undistributed net investment income                                    792,707
Accumulated net realized loss on investment transactions            (1,625,164)
Net unrealized appreciation of investments                           4,117,832
                                                                 -------------
Net Assets Applicable to Common Shareholders                     $ 124,055,063
                                                                 =============
Net Asset Value Applicable to Common Shareholders
   (based on 8,519,002 common shares outstanding)                       $14.56
                                                                        ======


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND o 7

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Interest                                                           $ 5,539,898
Expenses
Advisory fee                                       $   662,467
Auction Preferred Stock--auction
   agent's fees                                        101,045
Custodian                                               51,875
Audit and legal                                         39,415
Directors' fees and expenses                            15,000
Printing                                                14,065
Registration fees                                       10,860
Transfer agency                                          7,881
Miscellaneous                                           23,776
                                                   -----------
Total expenses                                         926,384
Less: expenses waived by the Adviser
   (see Note B)                                       (305,754)
                                                   -----------
Net expenses                                                           620,630
                                                                   -----------
Net investment income                                                4,919,268
                                                                   -----------
Realized and Unrealized Loss
on Investment Transactions
Net realized loss on investment transactions                        (1,176,987)
Net change in unrealized
   appreciation/depreciation
   of investments                                                     (307,673)
                                                                   -----------
Net loss on investment transactions                                 (1,484,660)
                                                                   -----------
Dividends to Auction Preferred
Shareholders from
Net investment income                                                 (549,285)
                                                                   -----------
Net Increase in Net Assets Applicable to
Common Shareholders Resulting from
Operations                                                         $ 2,885,323
                                                                   ===========


See notes to financial statements.


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8 o Alliance California Municipal Income Fund

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

                                                                   January 29,
                                              Six Months Ended      2002(a) to
                                              April 30, 2003       October 31,
                                                (unaudited)            2002
                                              ---------------    ---------------
Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations
Net investment income                          $   4,919,268     $   6,151,337
Net realized loss on investment
   transactions                                   (1,176,987)         (448,177)
Net change in unrealized
   appreciation/depreciation
   of investments                                   (307,673)        4,425,505
Dividends to Auction Preferred
Shareholders from
Net investment income                               (549,285)         (664,758)
                                               -------------     -------------
Net increase in net assets applicable
   to Common Shareholders resulting
   from operations                                 2,885,323         9,463,907
                                               -------------     -------------
Dividends to Common Shareholders from
Net investment income                             (3,884,661)       (5,179,194)
Common Stock Transactions
Net proceeds from the issuance of
   Common Stock                                           -0-      121,645,750
Preferred offering costs and sales load                   -0-       (1,008,712)
Reinvestment of dividends resulting in the
   issuance of Common Stock                               -0-           32,645
                                               -------------     -------------
Net increase                                              -0-      120,669,683
                                               -------------     -------------
Total increase (decrease)                           (999,338)      124,954,396
Net Assets Applicable to Common
Shareholders
Beginning of period                              125,054,401           100,005
                                               -------------     -------------
End of period (including undistributed
   net investment income of $307,385
   at October 31, 2002)                        $ 124,055,063     $ 125,054,401
                                               =============     =============


(a)   Commencement of Operations.

See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND o 9

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

Alliance California Municipal Income Fund, Inc. (the "Fund"), was incorporated in the state of Maryland on November 9, 2001 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. Prior to the commencement of operations on January 29, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 6,667 shares in the amount of $100,005 on January 23, 2002. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reporting amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amor-


-------------------------------------------------------------------------------
10 o ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND tized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income.

4. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fees and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive a portion of its fees or reimburse the Fund for expenses in the amount of 0.30% of the Fund's average daily net assets for the first 5 full years of the Fund's operations, 0.25% of the Fund's average daily net assets in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9, and 0.05% in year 10. For the period ended April 30, 2003, the amount of such fees waived was $305,754.


-------------------------------------------------------------------------------
ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND o 11

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Adviser, the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund. During the period ended April 30, 2003, there was no reimbursement paid to AGIS.

NOTE C
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003, were as follows:


                                                Purchases            Sales
                                             ---------------    ---------------
Investment securities                         $ 18,028,324       $ 18,922,447
U.S. government securities                              -0-                -0-



The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:


Gross unrealized appreciation                                   $   7,235,421
Gross unrealized depreciation                                      (3,117,589)
                                                                -------------
Net unrealized appreciation                                     $   4,117,832
                                                                =============


NOTE D
Distributions To Common Shareholders
The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid to common shareholders during the fiscal period ended October 31, 2002 were as follows:

                                                                     2002
                                                                -------------
Distributions paid from:
   Ordinary income                                              $       5,012
   Tax exempt income                                                4,526,738
                                                                -------------
Total distributions paid                                        $   4,531,750(a)
                                                                =============


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12 o ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND

As of October 31, 2002, the components of accumulated earnings/(deficit) applicable to common shareholders on a tax basis were as follows:


Undistributed tax exempt income                                 $    959,988
Accumulated capital and other losses                                (448,177)(b)
Unrealized appreciation/(depreciation)                             4,425,505
                                                                ------------
Total accumulated earnings/(deficit)                            $  4,937,316
                                                                ============


(a) Total distributions paid differ from the statement of changes in net assets applicable to common shareholders because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Fund had a net capital loss carryforward of $448,177 all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

NOTE E
Common Stock
The Fund has 1,999,996,760 shares of $.001 par value common stock authorized. There are 8,519,002 shares of common stock outstanding at April 30, 2003, of which the Adviser owns 6,667 shares. In addition to the shares issued to the Adviser, an initial public offering of the Fund's shares resulted in the issuance of 7,800,000 shares. Also, the Fund issued an additional 710,000 shares in connection with the exercise by the underwriters of the over-allotment option.

NOTE F
Preferred Stock
The Fund has authorized, issued and outstanding 3,240 shares of Auction Preferred Stock, consisting of 1,620 shares each of Series M and Series T. The preferred shares have a liquidation value of $25,000 per share plus accumulated, unpaid dividends. The dividend rate on the Auction Preferred Stock may change generally every 7 days as set by the auction agent. The dividend rate on the Series M is 1.00% effective through May 6, 2003. The dividend rate on Series T is 1.65% effective through August 27, 2003.

At certain times, the Preferred Shares are redeemable by the Fund, in whole or in part, at $25,000 per share plus accumulated, unpaid dividends.

Although the Fund will not ordinarily redeem the Preferred Shares, it may be required to redeem shares if, for example, the Fund does not meet an asset coverage ratio required by law or to correct a failure to meet a rating agency guideline in a timely manner. The Fund voluntarily may redeem the Preferred Shares in certain circumstances.

The Preferred Shareholders, voting as a separate class, have the right to elect at least two Directors at all times and to elect a majority of the Directors in the event two years' dividends on the Preferred Shares are unpaid. In each case, the


-------------------------------------------------------------------------------
ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND o 13 remaining Directors will be elected by the Common Shareholders and Preferred Shareholders voting together as a single class. The Preferred Shareholders will vote as a separate class on certain other matters as required under the Fund's Charter, the Investment Company Act of 1940 and Maryland law.


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14 o ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout The Period

                                                     Six Months      January 29,
                                                        Ended        2002(a) to
                                                   April 30, 2003    October 31,
                                                     (unaudited)        2002
                                                   -------------   -------------
Net asset value, beginning of period                   $   14.68     $   14.33
                                                       ---------     ---------
Income From Investment Operations:
Net investment income(b)(c)                                  .58           .73
Net realized and unrealized gain (loss) on
   investment transactions                                  (.18)          .46
Dividends to preferred shareholders from
   Net investment income (common stock
   equivalent basis)                                        (.06)         (.08)
                                                       ---------     ---------
Net increase in net asset value from operations              .34          1.11
                                                       ---------     ---------

Less: Dividends to common shareholders from
   Net investment income                                    (.46)         (.61)
Common stock offering costs                                   -0-         (.03)
Preferred stock offering costs and sales load                 -0-         (.12)
                                                       ---------     ---------
Net asset value, end of period                         $   14.56     $   14.68
                                                       =========     =========
Market value, end of period                            $   13.85     $   13.78
                                                       =========     =========

Total Return
Total investment return based on:(d)
   Market value                                             3.92%        (4.08)%
   Net asset value                                          2.52%         6.93%

Ratios/Supplemental Data:
Net assets applicable to common shareholders,
   end of period (000's omitted)                        $124,055      $125,054
Preferred Stock, at redemption value
   ($25,000 per share liquidation preference)
   (000's omitted)                                       $81,000       $81,000
Ratio to average net assets applicable to common
   shareholders of:(e)
   Expenses, net of fee waivers(f)                          0.61%         1.07%
   Expenses, before fee waivers(f)                          0.91%         1.53%
   Net investment income, before preferred stock
      dividends(c)(f)                                       4.84%         6.69%
   Preferred stock dividends                                0.54%          .72%
   Net investment income, net of preferred stock
      dividends(c)                                          4.30%         5.97%
Portfolio turnover rate                                        9%           20%
Asset coverage ratio                                         253%          254%


See footnote summary on page 16.


-------------------------------------------------------------------------------
ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND o 15

(a) Commencement of operations. Net asset value immediately after the closing of the first public offering was $14.30.

(b)   Based on average shares outstanding.

(c)   Net of fees waived by the Adviser.

(d) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f) These expense and net investment income ratios do not reflect the effect of dividend payments to preferred shareholders.


-------------------------------------------------------------------------------
16 o ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND

ADDITIONAL INFORMATION
(unaudited)

Supplemental Proxy Information

The Annual Meeting of Shareholders of Alliance California Municipal Income Fund, Inc. was held on March 20, 2003. The description of each proposal and number of shares voted at the meeting are as follows:

                                                                     Authority
                                                         Voted For    Withheld
-------------------------------------------------------------------------------

1. To elect Directors:          Class One Directors
                                (term expires 2004)
                                Clifford L. Michel       7,715,208     100,941
                                Donald J. Robinson       7,714,208     101,941
                                John H. Dobkin           7,717,829      98,320

                                Class TwoDirectors
                                (term expires 2006)
                                William H. Foulk, Jr.    7,716,100     100,049
                                David Dievler            7,716,873      99,276

                                Class Three Director
                                (term expires 2006)
                                John D.Carifa            7,721,948      94,201

2. To elect Directors for the
   Preferred stockholders:      Class One Directors
                                (term expires 2004)
                                Clifford L. Michel           2,566           0
                                Donald J. Robinson           2,566           0
                                John H. Dobkin               2,566           0

                                Class Two Directors
                                (term exires 2005)
                                Dr. James Hester             2,566           0
                                William H. Foulk, Jr.        2,566           0
                                David Dievler                2,566           0

                                Class Three Directors
                                (term expires 2006)
                                Ruth Block                   2,566           0
                                JohnD.Carifa                 2,566           0


-------------------------------------------------------------------------------
ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND o 17

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Robert B. Davidson, III, Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent, Dividend Paying
Agent and Registrar
Equiserve Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011


(1)   Member of the Audit Committee.


-------------------------------------------------------------------------------
18 o ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust

High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


-------------------------------------------------------------------------------
ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND o 19

SUMMARY OF GENERAL INFORMATION

Shareholder Information
Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction Section of newspapers each day, under the designation "ACMMSI." The Fund's NYSE trading symbol is "AKP." Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Bond Funds."

Dividend Reinvestment Plan
A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains in additional Fund shares.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Equiserve Trust Company at (800) 219-4218.


-------------------------------------------------------------------------------
20 o ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND

Alliance California Municipal Income Fund
1345 Avenue of the Americas
New York, NY 10105


[LOGO] AllianceBernstein (SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


CAMSR0403




ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)      Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)      Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003